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						File Number: 333-129005
                                                Filed Pursuant to Rule 497(e) of
						the Securities Act of 1933

                                                                 October 1, 2018


                       PIONEER HIGH INCOME MUNICIPAL FUND


	SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
            OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 31, 2017

Effective October 1, 2018, Amundi Pioneer is making the following changes regarding the fund's expenses.

NEW EXPENSE LIMITATIONS

The fund's expense limitations are modified as follows:

Class A shares - 0.83%

Class Y shares - 0.55%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through December 31, 2019.
















                                                                   31276-00-1018
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC